Employee Incentives	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Compensation And Retirement Disclosure [Abstract]
Employee Incentives
NOTE 10: EMPLOYEE INCENTIVES
Equity-Based Compensation
Equity-based compensation costs recognized in our condensed consolidated statements of operations were:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
Cost of sales	$—	$1	$—	$2
Sales and marketing	—	4	1	7
Research and development	—	7	—	10
General and administrative	2	7	15	14

Total equity-based compensation expense from continuing operations	2	19	16	33
Discontinued operations	2	33	3	45

Total equity-based compensation expense	$4	$52	$19	$78

As of June 26, 2021, there was $303 million of unrecognized equity-based compensation cost, which is expected to be recognized over a weighted average vesting period of 2.5 years.
During the six months ended June 26, 2021, we granted 1.8 million Restricted Stock Units (“RSU”s) with a grant date fair value of $42 million as part of the divestiture of the Enterprise Business (“Enterprise RSU grant”). The Enterprise RSU grants are expected to vest over a weighted average service period of less than one year.
During the six months ended June 26, 2021, we granted an additional 4.8 million RSU’s with a grant date fair value of $107 million. These RSUs are generally expected to vest over a four-year period. We also granted 0.6 million Performance Stock Units (“PSU”s) with a fair value of $13 million. PSUs are generally expected to vest over a weighted average three-year period.
Deferred Cash and Equity
As of June 26, 2021, our outstanding deferred cash and equity related to our acquisitions is as follows:

(in millions)
Outstanding deferred cash and equity balance at December 26, 2020	$13
Accruals	3
Cash payment	(15)

Outstanding deferred cash and equity balance at June 26, 2021	$1

As of June 26, 2021, we have unrecognized expense relating to deferred cash of $3 million with a remaining weighted average service period of less than one year. Deferred cash is recorded within Accrued compensation and benefits on the condensed consolidated balance sheet.

NOTE 12: EMPLOYEE INCENTIVE / BENEFIT PLANS
Equity-Based Compensation
Equity-based compensation costs recognized in our consolidated statements of operations were:

	Fiscal Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Cost of sales	$1	$—	$5
Sales and marketing	1	1	23
Research and development	1	1	40
General and administrative	3	3	45

Total equity-based compensation expense from continuing operations	6	5	113
Discontinued operations	22	20	200

Total equity-based compensation expense	$28	$25	$313

During 2020, the tax benefit that we realized for the tax deduction from share-based awards totaled $1 million for our continuing operations and $4 million for our discontinued operations.

The following information related to our share-based awards includes awards associated with our discontinued operations.
Class A Share Awards
RSU activity was as follows:

	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of October 21, 2020	—	$—
Grants	2.0	$15.97
Grants replacing pre-IPO Awards	27.6	$17.39
Vested at IPO	(5.7)	$20.00
Vested	(0.1)	$8.38
Forfeited	(0.3)	$19.35

Balance as of December 26, 2020	23.5	$16.65

Upon consummation of the IPO in October 2020, we modified the terms of our unvested FTW RSUs, outstanding CRSUs, and outstanding MEPUs to permit settlement in the Corporation’s Class A common stock, par value $0.001 per share (“Class A common stock”) (collectively, “Replacement RSUs”) in lieu of cash settlement, at the Corporation’s election. No service or performance vesting terms were changed at the time of modification. Upon completion of the modification, all Replacement RSUs are equity classified due to the Corporation’s intent and ability to settle the awards in Class A common stock. MEPUs and CRSUs which had previously met the time-vesting requirement were vested at IPO. We withheld 1.8 million shares to settle our vested RSUs during the quarter ending December 26, 2020.
As of December 26, 2020, our unrecognized compensation costs related to the Class A Unit grants was $235 million with a remaining weighted-average service period of 2.1 years.
PSU
PSU activity was as follows:

	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of October 21, 2020	—	$—
Grants replacing pre-IPO CRSUs	0.2	$19.28
Grants replacing pre-IPO RSUs	0.1	$8.25

Balance as of December 26, 2020	0.3	$14.30

As of December 26, 2020, our remaining unrecognized compensation costs related to the PSU grants was $3 million with a remaining weighted-average service period of 2.1 years.
Stock Options
Stock options activity was as follows:

	Time-based		Performance-based
	Number of Units (in millions)	Weighted Average Grant-Date Fair Value	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of October 21, 2020	—	$—	—	$—
Grants	0.5	$6.35	—
Grants in connection with IPO	1.3	$7.70	0.6	$7.84
Vested	(0.5)	$7.84	—

Balance as of December 26, 2020	1.3	$7.29	0.6	$7.84

Exercisable as of December 26, 2020	0.5		—
Weighted average strike price	$20.00		$—
The Company granted stock options with a strike price equal to the IPO price to certain holders of MEPUs with distribution thresholds not fully satisfied at the time of modification. The stock options have service and/or performance conditions identical to the original MEPU conditions.
As of December 26, 2020, our remaining unrecognized compensation costs related to the stock options grants was $12 million with a remaining weighted-average service period of 2.0 years.
The weighted average estimated value of the stock options granted during the year ended December 26, 2020 was valued using the Black-Scholes model with the following inputs:

Year Ended
December 26, 2020
Estimated values	$15.48 - $20.00
Expected life (in years)	5.02 - 10.00
Risk-free interest rate	0.37% - 0.83%
Dividend yield	1.50% - 2.25%
Volatility	40.00%
Management Incentive and Equity Participation Unit Awards
We granted MIUs and MEPUs to certain employees. The time-based awards’ fair value was calculated using the Black-Scholes model. The performance-based awards’ fair value was calculated using Monte Carlo simulations. The performance-based portion of both awards and the time-based portion of the MEPUs required a Qualifying Liquidity Event to be eligible to vest.
Management Incentive Units
MIU activity was as follows:

	Time-based		Performance-based
	Number of Units (in millions)	Weighted Average Grant-Date Fair Value	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of December 28, 2019	4.9	$2.98	6.0	$1.14
Grants	5.6	$3.42	—	—
Vested	(2.2)	$4.15	(0.9)	$8.64
Forfeited	(1.6)	$2.64	(2.4)	$0.92

Balance as of December 26, 2020	6.7	$3.47	2.7	$1.41

As of December 26, 2020, unrecognized compensation costs of the time-based awards were $22 million with a remaining weighted average service period of 3.0 years. The unrecognized compensation costs of the performance-based awards were $2 million. Under the terms of our 2017 Plan, we will no longer grant further MIUs.
The weighted average estimated value of the time-based portion of MIUs granted during the years ended December 26, 2020, December 28, 2019 and December 29, 2018 was valued using the Black-Scholes model with the following inputs:

	Year Ended
	December 29, 2018	December 28, 2019	December 26, 2020
Estimated values	$10.67 - $10.85	$8.64	$8.64 - $14.32
Expected life (in years)	3.69 - 4.68	3.17 - 3.22	2.82 - 3.10
Risk-free interest rate	2.2% - 2.91%	1.43% - 1.67%	0.18% - 1.34%
Dividend yield	0.0%	0.0%	0.0%
Volatility	40.35% - 43.31%	35.91% - 36.37%	35.00% - 40.97%
During February 2020, we modified the terms of certain MIU grants to provide for vesting subject to the satisfaction of certain conditions, which resulted in the recognition of $12 million in incremental compensation expense for the modified awards at their modification date.
Class A Unit Awards
As of December 26, 2020, all outstanding FTW RSUs were converted into Class A Share awards. FTW RSU activity during the year ended December 26, 2020 was as follows:

	Number of Units (in millions)	Weighted Average Grant-Date Fair Value
Balance as of December 28, 2019	2.9	$8.08
Grants	4.3	$9.46
Vested	(1.4)	$8.80
Forfeited	(0.7)	$9.14
Converted into Class A Share RSUs	(5.1)	$8.13

Balance as of December 26, 2020	—	$—

Management Equity Participation Units
As of December 26, 2020, all outstanding MEPUs were converted into Class A Share awards. MEPU activity during the year ended December 26, 2020 was as follows:

(in millions)	Number of Time-based Units	Number of Performance- based Units
Balance as of December 28, 2019	4.1	4.3
Grants	1.4	—
Time-vested	(1.5)	—
Forfeited	(0.8)	(0.8)
Converted into Class A Share RSUs	(3.2)	(3.5)

Balance as of December 26, 2020	—	—

Cash RSU (“CRSU”)
As of December 26, 2020, all outstanding CRSUs were converted into Class A Share awards. CRSU activity during the year ended December 26, 2020 was as follows:

(in millions)	Number of Units
Balance as of December 28, 2019	5.2
Grants	9.7
Time-vested	(2.5)
Forfeited	(1.0)
Converted into Class A Share RSUs	(11.4)

Balance as of December 26, 2020	—

Cash-Based Retention Awards
The activities related to cash-based retention awards within Accrued compensation and benefits on our consolidated balance sheets were as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Beginning retention awards balance	$29	$11	$7
Accruals, net of forfeitures	36	19	8
Cash payments	(51)	(23)	(15)
Reclass to Intel Receivable	(3)	—	—

Ending retention awards balance	$11	$7	$—

As of December 26, 2020, our remaining unrecognized compensation costs related to the cash-based retention awards were $3 million with a remaining weighted-average period of 1.1 years.
Defined Contribution Plans
We provide
tax-qualified
retirement contribution plans in the United States for the benefit of all full-time employees. The plans are designed to provide employees with an accumulation of funds for retirement on a tax-deferred
basis. Additionally, our operations in certain countries require we make payments to defined contribution plans for the benefit of our employees. Under the United States’ 401(k) and the foreign countries’ various defined contribution plans, including contributions to employees of our discontinued operations, we expensed $35 million, $36 million and $32 million during the years ended December 26, 2020, December 28, 2019 and December 29, 2018, respectively.
Defined Benefit Plans
In certain jurisdictions outside the United States, we are required to provide a defined benefit obligation and certain post-retirement benefits. As of December 26, 2020 and December 28, 2019, including benefits provided to employees of our discontinued operations, our net benefit obligation of $11 million and $8 million, respectively, is included within Accrued compensation and benefits and Other long-term liabilities on the consolidated balance sheets.